Airport taxes and fees (Details) - BRL (R$)	Dec. 31, 2024	Dec. 31, 2023
Airport taxes and fees abstract [Abstract]
Tax transaction	R$ 916,690,000	R$ 0
Airport fee	212,125,000	1,490,514,000
Boarding tax	231,913,000	248,689,000
Others airport taxes and fees	16,691,000	20,880,000
Total	1,377,419,000	1,760,083,000
Current	584,739,000	588,404,000
Non-current	R$ 792,680,000	R$ 1,171,679,000